Subsequent Event	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Event	Subsequent Event In April 2025, the Company used existing cash resources to pay off the outstanding balance and related interest on its TLA totaling US$295.3 million.